Finance income and costs	12 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Finance income and costs
6. Finance income and costs

This note details the interest income generated by our financial assets and interest expense incurred on our financial liabilities, primarily our financing portfolio (including our financing derivatives). It also includes the net interest on our pensions and other post-retirement assets.

Finance income and costs remeasurements include unrealised gains and losses on certain assets treated at FVTPL. The interest income, dividends and interest expense on these items are included in finance income and finance costs before remeasurements respectively.

		2023	2022	2021
	Notes	£m	£m	£m
Finance income
Net interest income on pensions and other post-retirement benefit obligations	25	85	—	—
Interest income on financial instruments:
Bank deposits and other financial assets		80	32	33
Dividends received on equities held at fair value through other comprehensive income (FVOCI)		1	3	2
Net (losses)/gains on FVTPL financial assets		(28)	(15)	23
Other income		—	30	—
		138	50	58
Finance costs
Net interest expense on pensions and other post-retirement benefit obligations	25	—	—	(51)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(328)	(216)	(53)
Other borrowings[1]		(1,330)	(961)	(741)
Interest on derivatives		(170)	(59)	(47)
Unwinding of discount on provisions	26	(88)	(73)	(77)
Other interest		(13)	11	(51)
Derivatives designated as hedges for hedge accounting[2]		22	45	30
Derivatives not designated as hedges for hedge accounting[2]		60	29	17
Less: interest capitalised[3]		249	152	120
		(1,598)	(1,072)	(853)
Finance income		138	50	58
Finance costs[4]		(1,598)	(1,072)	(853)

Net finance costs from continuing operations		(1,460)	(1,022)	(795)
1.Includes interest expense on lease liabilities (see note 13 for details).
2.Includes a net foreign exchange loss on borrowing activities of £86 million (2022: £110 million gain; 2021: £73 million gain) offset by foreign exchange gains and losses on financing derivatives measured at fair value.
3.Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 4.7% (2022: 3.2%; 2021: 3.1%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £30 million (2022: £16 million; 2021: £11 million). In the US, capitalised interest is added to the cost of property, plant and equipment and qualifies for tax depreciation allowances.
4.Finance costs include principal accretion on inflation-linked liabilities of £483 million (2022: £241 million; 2021: £46 million).